UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03310

Name of Fund:   Retirement Reserves Money Fund of Retirement Series Trust

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Retirement Reserves Money Fund of Retirement Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	Retirement Reserves Money Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Sponsored Agency Obligations — 41.2%
Federal Farm Credit Discount Notes(a):
2.26%, 03/11/19 - 04/12/19	$4,665	$4,651,886
2.28%, 03/19/19	3,705	3,694,213
Federal Home Loan Bank, 2.45%, 05/23/19	1,760	1,760,000
Federal Home Loan Bank Discount Notes(a):
2.36%, 02/05/19	1,870	1,869,391
2.37%, 02/06/19 - 02/11/19	26,900	26,888,078
2.40%, 02/08/19 - 03/04/19	13,365	13,348,341
2.46%, 04/09/19	3,380	3,364,422
2.44%, 04/10/19 - 04/12/19	14,815	14,745,705
2.42%, 04/22/19 - 04/26/19	14,830	14,748,397
2.45%, 05/07/19	1,790	1,778,377
2.50%, 05/14/19	4,170	4,140,471
2.47%, 05/29/19	5,060	5,019,366
2.52%, 06/21/19	2,145	2,124,081
Federal Home Loan Bank Variable Rate Notes(b):
(1 mo. LIBOR US - 0.12%), 2.37%, 03/25/19	7,000	7,000,000
(1 mo. LIBOR US - 0.07%), 2.45%, 02/11/19	1,705	1,705,018
(1 mo. LIBOR US - 0.12%), 2.40%, 02/25/19	4,020	4,020,000
(1 mo. LIBOR US - 0.00%), 2.44%, 02/25/19	6,175	6,174,917
(1 mo. LIBOR US - 0.11%), 2.38%, 07/19/19	10,180	10,180,000

Security	Par (000)	Value
(1 mo. LIBOR US - 0.14%), 2.66%, 12/19/19	$2,935	$2,935,000
Freddie Mac Variable Rate Notes(b):
(1 mo. LIBOR US - 0.01%), 2.41%, 04/17/19	805	805,000
(1 mo. LIBOR US - 0.10%), 2.42%, 08/08/19	6,105	6,103,432

Total U.S. Government Sponsored Agency Obligations — 41.2% (Cost — $137,056,096)		137,056,095

U.S. Treasury Obligations — 21.8%
U.S. Treasury Bills(a):
2.36%, 02/05/19	49,615	49,598,989
2.42%, 03/05/19	22,530	22,480,981
U.S. Treasury Notes(a):
3.13%, 05/15/19	315	315,587
1.38%, 07/31/19	295	293,340

Total U.S. Treasury Obligations — 21.8% (Cost — $72,688,897)		72,688,897

Total Repurchase Agreements — 44.4%		148,000,000

Total Investments — 107.4% (Cost — $357,744,993)		357,744,992

Liabilities in Excess of Other Assets — (7.4)%		(24,641,378)

Net Assets — 100.0%		$333,103,614

(a)	Rates shown are discount rates or a range of discount rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value
BNP Paribas Securities Corp.	2.60%	01/31/19	02/01/19	$19,000	$19,000	$19,001,372	U.S. Government Sponsored Agency Obligations, 0.0% to 4.50%, due 02/28/19 to 12/01/48	$19,533,491	$19,400,034
J.P. Morgan Securities LLC	2.55%	01/31/19	02/01/19	45,000	45,000	45,003,188	U.S. Treasury Obligations, 0.00%, due 8/15/30	91,005,363	45,900,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.55%	01/31/19	02/01/19	$11,000	$11,000	$11,00,779	U.S. Treasury Obligations, 0.00%, due 02/15/47	26,626,800	11,220,001
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.57%	01/31/19	02/01/19	28,000	28,000	28,001,999	U.S. Government Sponsored Agency Obligations, 4.00% due 11/01//48	28,516,541	28,840,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$39,000				$40,060,001

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Schedule of Investments (unaudited) (continued) January 31, 2019	Retirement Reserves Money Fund

Repurchase Agreements (continued)

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds including interest	Position	Original Par	Position Received At Value
Mizuho Securities USA, Inc.	2.57%	01/31/19	02/01/19	$20,000	$20,000	$20,001,428	U.S. Treasury Obligations, 0.00%, due 2/28/19	$20,436,100	$20,400,010
TD Securities (USA) LLC	2.55%	01/31/19	02/01/19	5,000	5,000	5,000,354	U.S. Treasury Obligations, 1.88%, due 6/30/20	5,141,600	5,100,034
TD Securities (USA) LLC	2.57%	01/31/19	02/01/19	20,000	20,000	20,001,428	U.S. Government Sponsored Agency Obligations, 3.50%, due 2/01/48	21,738,295	20,600,001

Total TD Securities (USA) LLC					$25,000				$25,700,035

Total					$148,000				$15,1460,080

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a):	$—	$357,744,992	$—	$357,744,992

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2019, there were no transfers between levels.

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Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Reserves Money Fund of Retirement Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: March 22, 2019